SHARE BASED COMPENSATION - Share Incentive Plan (Details) - shares		1 Months Ended	12 Months Ended
	Aug. 09, 2018	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017	Sep. 30, 2014
SHARE-BASED COMPENSATION
Additional ordinary shares reserve for future issuance				22,860,000
Granted (in shares)			7,576,000	7,348,000	5,805,000
Shares available for issuance
Balance at the beginning of the period (in shares)			20,483,000	6,357,000	11,217,000
Additions (in shares)				22,860,000
Granted (in shares)			(7,576,000)	(7,348,000)	(5,805,000)
Cancelled/forfeited (in shares)			926,000	1,300,000	945,000
Expired				(2,686,000)
Balance at the end of the period (in shares)			13,833,000	20,483,000	6,357,000
Employees, directors and non-employee directors
SHARE-BASED COMPENSATION
Granted (in shares)			6,263,000	6,848,000	5,805,000
Shares available for issuance
Granted (in shares)			(6,263,000)	(6,848,000)	(5,805,000)
Cancelled/forfeited (in shares)			858,000	1,300,000	945,000
2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Option granted vesting period (in years)			4 years
Expiration period (in years)			10 years
2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Option granted vesting period (in years)			4 years
Granted (in shares)	6,263,000
Expiration period (in years)			10 years
Shares available for issuance
Granted (in shares)	(6,263,000)
Class A Ordinary Shares | 2014 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation							20,220,588
Additional ordinary shares reserve for future issuance		15,235,971
Shares available for issuance
Additions (in shares)		15,235,971
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation						22,859,634